Stock-Based Compensation (2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan Information) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Intrinsic value of options exercised	$ 30	$ 131	$ 180
Cash received from options exercised	59	289	299
Tax benefit realized from options exercised	$ 0	$ 0	$ 9